SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition, Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net	$ 129			$ 31,535
Income tax expenses	(2,733)		$ (931)	(228)
Income taxes uncertain tax positions	0		0
Income taxes interest or penalties	$ 0		$ 0	0
PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income tax limitations extended period	5 years	5 years
Income tax expenses	$ 14	¥ 100
Used-car sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net				1,420
New-car wholesales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net				30,048
Technical services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net	$ 129			$ 67